NOTE 10. STOCK SETTLEMENT IN PROCESS (Details Narrative) (Quarterly Report, USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Jan. 28, 2010	Jan. 01, 2006
Quarterly Report
Debt Instrument Fair Value	$ 50,000	$ 124,578		$ 163,366	$ 100,000
Debt Instrument Interest Rate					15.00%
Common Stock Shares Issued	207,821,178		170,421,178	3,500,000
Payments for Legal Settlements		38,788
Sale of Stock Shares Sold	3,500,000
Debt Settlement Value	75,000
Debt Monthly Payment Amount	5,000
Balance Payable	$ 55,000